PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS AND CONTINGENCIES
Schedule of provisions

	Rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2020	40	315	62	417
Charge to income statement	124	17	10	151
Unwinding of discount	–	8	–	8
Utilised	(136)	(4)	(17)	(157)
Acquisitions	–	–	(3)	(3)
Exchange adjustment	1	–	–	1
At 31 December 2020	29	336	52	417
Charge to income statement	115	–	13	128
Release to income statement	(2)	–	(1)	(3)
Unwinding of discount	–	8	–	8
Utilised	(124)	(55)	(13)	(192)
Exchange adjustment	–	–	(1)	(1)
At 31 December 2021	18	289	50	357
Provisions – due within one year	18	263	41	322
Provisions – due after one year	–	26	9	35
At 31 December 2021	18	289	50	357
Provisions – due within one year	29	53	41	123
Provisions – due after one year	–	283	11	294
At 31 December 2020	29	336	52	417